Leases - Summary of Payments by Date for Operating Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023 (remaining nine months)	$ 272
2024	449	$ 337
2025	464	448
2026	480	464
2027	497	480
2027		497
Thereafter	470
Thereafter		470
Total lease payments	2,632	2,696
Less: Interest	(560)	(604)
Present value of lease liabilities	$ 2,072	$ 2,092	$ 375